Expense Example - TCW Developing Markets Equity Fund	Mar. 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	950
Expense Example, with Redemption, 5 Years	1,819
Expense Example, with Redemption, 10 Years	4,064
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	1,189
Expense Example, with Redemption, 5 Years	2,258
Expense Example, with Redemption, 10 Years	$ 4,913